Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2025
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
18. Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Beginning Balance	¥0	¥945	¥2,645
Transaction with noncontrolling interests	959	2,122	1,963
Adjustment of redeemable noncontrolling interests to redemption value	3	0	0
Comprehensive income (loss)
Net Income	32	137	394
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(24)	10	0
Net change of foreign currency translation adjustments	(25)	203	(50)
Total other comprehensive income (loss)	(49)	213	(50)
Comprehensive income (loss)	(17)	350	344
Dividends	0	(772)	(1,520)

Ending Balance	¥945	¥2,645	¥3,432